Going Concern (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
Revenues	$ 209,484	$ 265,747
Net loss	9,110,360	9,100,686
Net cash used in operations	$ 4,691,693	$ 5,794,792
Accumulated deficit	$31,389,283	$22,278,923
Working capital	$ 4,353,257
Working capital deficit		$ 2,874,735
Stockholders’ deficit		$ 694,933